Supplemental Disclosure with Respect to Cash Flows	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure with Respect to Cash Flows
20.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
The Company paid interest of $598,046 during the year ended December 31, 2023 (2022 - $326,629).
The Company received interest of $912,033 during the year ended December 31, 2023 (2022 - $394,188).
The Company had the following significant
non-cash
transactions for the year ended December 31, 2023:

•	99,061 common shares (valued at $511,678) were issued as part of the financing on August 18, 2023, as a payment of finder’s fees (see Note 12 (b)(v)).
The Company had the following significant
non-cash
transactions for the year ended December 31, 2022:

•	500,538 warrants (valued at $160,147) were issued as part of the financing on April 20, 2022, to the Underwriters (see Note 12 (b)(i)).
A detailed breakdown of cash and cash equivalents is as follows:

	December 31, 2023	December 31, 2022
Cash	$19,341,756	$10,830,891
Cash equivalents	—	7,432,498

Total	$19,341,756	$18,263,389